Impairment of non-current assets - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: the forecasts include USD$55.61/barrel for the first year, USD$54.91/barrel for the medium term and USD$70.1/barrel for the long term.	In 2018, the assumptions taken USD$81.4/barrel for the first year, USD$67.6/barrel for the medium term and USD$71.4/barrel as of the year 2030.	In 2017, the assumptions taken USD$52.9/barrel for 2018, USD$72.5/barrel average for the next six years and USD$81.9/barrel as of 2030.
Offshore International Group
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	8.50%	8.92%	8.61%
Impairment loss	$ 530,330	$ 346,121
Refineria de Barrancabermeja (projects) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Expense for impairment	$ 225,094		$ 273,987
Refineria De Cartagana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	6.23%	6.48%
Premium risk rate used in current estimate of value in use	0.59%
Weighted average cost of capital, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets	6.31	7.46	8.17
Bioenergy [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	6.03%	6.97%
Transportation and logistics segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	4.88%	5.60%
Impairment loss	$ 232,556	$ 167,917	$ 59,455
Impairment loss relating to South Cash Generating Unit	106,983
Impairment Loss Relating to North Cash Generating Unit	$ 125,140